EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
EQUITY.
Schedule of details of share capital

	2025	Share (%)	2024	Share (%)

Joint Stock Company Kaspi.kz	712,084	75%	—	—
Public shares	139,047	15%	188,622	20%
TurkCommerce B.V.	86,299	9%	123,931	13%
Hanzade Vasfiye Doğan Boyner	—	—	201,958	21%
Vuslat Doğan Sabancı	—	—	140,314	15%
Yaşar Begümhan Doğan Faralyalı	—	—	140,314	15%
Arzuhan Doğan Yalçındağ	—	—	127,976	14%
Işıl Doğan	—	—	5,876	>1
Total outstanding share capital	937,430	99	928,991	98

Other (*)	12,112	<1	13,382	<1

Total Issued capital	949,542	100	942,373	100

(*)Represents the nominal value of treasury shares acquired.

Schedule of share premiums

	2025	2024

Share premium	19,713,114	27,370,776

	19,713,114	27,370,776